Stock-based Compensation (Details Textual) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 01, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares)		22,180	64,277	60,922						101,739
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		4,470								101,739	23,682
Share-based Payment Arrangement, Expense		$ 385,000			$ 1,057,000			$ 2,034,000	$ 3,664,000	$ 4,410,000	$ 6,495,000
Performance Shares [Member]
Share-based Payment Arrangement, Expense		$ 0			$ 0			$ 300,000	$ 0	$ 0	$ 0
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		6,530,725						6,530,725		5,076,694
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Reserved for Issuance, Incremental Percentage of Capital Stock Outstanding								4.00%		4.00%
Increase in Common Stock Reserved for Issuance (in shares)	1,454,031
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares)		22,180			0	39,284	42,436	147,379	81,720	20,019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		4,470			0			4,470	0	0	23,682